UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 43.1%
$425,002	AmeriCredit Automobile Receivables Trust 2017-1 2.379% (LIBOR 1 Month+30 basis points), 5/18/2020[1,2]	$425,077
2,072,167	AmeriCredit Automobile Receivables Trust 2017-2 2.144% (LIBOR 1 Month+25 basis points), 9/18/2020[1,2]	2,072,668
4,062,674	ARI Fleet Lease Trust 2017-A 1.910%, 4/15/2026[1,3]	4,039,623
10,000,000	BA Credit Card Trust 2.462% (LIBOR 1 Month+39 basis points), 10/15/2021[1,2]	10,025,670
5,000,000	Barclays Dryrock Issuance Trust 2017-1 2.402% (LIBOR 1 Month+33 basis points), 3/15/2023[1,2]	5,004,235
4,000,000	BMW Floorplan Master Owner Trust 2.392% (LIBOR 1 Month+32 basis points), 5/15/2023[1,2,3]	4,002,456
1,200,000	BMW Vehicle Lease Trust 2017-2 2.070%, 10/20/2020[1]	1,188,853
2,000,000	CARDS II Trust 2.442% (LIBOR 1 Month+37 basis points), 4/18/2022[2,3]	2,001,980
	Chesapeake Funding II LLC
1,744,722	3.072% (LIBOR 1 Month+100 basis points), 6/15/2028[1,2,3]	1,750,634
3,303,145	2.522% (LIBOR 1 Month+45 basis points), 5/15/2029[1,2,3]	3,304,113
3,500,000	Dell Equipment Finance Trust 2018-1 2.360% (LIBOR 1 Month+30 basis points), 10/22/2020[1,2,3]	3,500,945
2,000,000	Drive Auto Receivables Trust 3.370%, 9/15/2022[1]	2,001,581
3,000,000	Drive Auto Receivables Trust 2017-3 2.800%, 7/15/2022[1]	2,989,062
1,000,000	Evergreen Credit Card Trust 2.332% (LIBOR 1 Month+26 basis points), 10/15/2021[1,2,3]	1,000,748
3,135,000	Evergreen Credit Card Trust Series 2018-2 2.427% (LIBOR 1 Month+35 basis points), 7/15/2022[1,2,3]	3,135,301
3,500,000	First National Master Note Trust 2017-2 2.512% (LIBOR 1 Month+44 basis points), 10/16/2023[1,2]	3,504,799
4,000,000	GM Financial Automobile Leasing Trust 2018-2 2.306% (LIBOR 1 Month+22 basis points), 7/20/2020[1,2]	4,001,892
3,000,000	GM Financial Consumer Automobile Receivables Trust 2018-3 2.333% (LIBOR 1 Month+110 basis points), 7/16/2021[1,2]	3,000,483
5,000,000	Golden Credit Card Trust 1.980%, 4/15/2022[1,3]	4,890,020
3,114,720	Gosforth Funding 2017-1 PLC 2.796% (LIBOR 3 Month+47 basis points), 12/19/2059[1,2,3]	3,112,797
4,500,000	Hyundai Auto Lease Securitization Trust 2017-B 1.970%, 7/15/2020[1,3]	4,465,418
1,880,000	Lanark Master Issuer PLC 2.749% (LIBOR 3 Month+42 basis points), 12/22/2069[1,2,3]	1,876,094

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$4,600,000	Mercedes-Benz Auto Lease Trust 2017-A 2.010%, 1/17/2023[1]	$4,559,276
45,880	Navient Student Loan Trust 2016-3 2.664% (LIBOR 1 Month+60 basis points), 6/25/2065[1,2,3]	45,897
750,556	Navient Student Loan Trust 2018-1 2.254% (LIBOR 1 Month+19 basis points), 3/25/2067[1,2,3]	750,458
4,000,000	Navistar Financial Dealer Note Master Owner Trust II 4.364% (LIBOR 1 Month+230 basis points), 9/27/2021[2,3]	4,008,224
	NextGear Floorplan Master Owner Trust
6,000,000	3.772% (LIBOR 1 Month+170 basis points), 4/15/2021[1,2,3]	6,058,440
3,000,000	2.752% (LIBOR 1 Month+68 basis points), 10/17/2022[1,2,3]	3,014,172
2,000,000	Permanent Master Issuer PLC 2.747% (LIBOR 3 Month+38 basis points), 7/15/2058[1,2,3]	1,995,779
	PFS Financing Corp.
4,000,000	2.542% (LIBOR 1 Month+47 basis points), 10/15/2021[1,2,3]	4,008,524
2,000,000	2.179% (LIBOR 1 Month+60 basis points), 2/15/2022[1,2,3]	1,997,412
3,000,000	Santander Drive Auto Receivables Trust 2017-3 2.190%, 3/15/2022[1]	2,969,856
4,191,951	SLM Private Education Loan Trust 2013-C 3.472% (LIBOR 1 Month+140 basis points), 10/15/2031[1,2,3]	4,220,540
772,974	SLM Student Loan Trust 2011-2 2.664% (LIBOR 1 Month+60 basis points), 11/25/2027[1,2]	776,355
1,500,000	SMB Private Education Loan Trust 2018-B 2.404% (LIBOR 1 Month+32 basis points), 12/16/2024[1,2,3]	1,500,287
2,836,120	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[1,3]	2,812,566
993,629	Sofi Professional Loan Program 2016-E LLC 2.914% (LIBOR 1 Month+85 basis points), 7/25/2039[1,2,3]	998,865
1,353,176	Sofi Professional Loan Program 2017-C LLC 2.664% (LIBOR 1 Month+60 basis points), 7/25/2040[1,2,3]	1,356,683
1,451,240	Sofi Professional Loan Program 2018-A LLC 2.414% (LIBOR 1 Month+35 basis points), 2/25/2042[1,2,3]	1,452,058
3,000,000	Volvo Financial Equipment Master Owner Trust 2.088% (LIBOR 1 Month+52 basis points), 7/17/2023[1,2,3]	3,002,220
2,000,000	World Omni Auto Receivables Trust 2018-C 2.800%, 1/18/2022[1]	2,000,333
	TOTAL ASSET-BACKED SECURITIES
	(Cost $118,988,255)	118,822,394
	CERTIFICATE OF DEPOSITS — 1.4%
4,000,000	Bayerische Landesbank 1.710%, 8/17/2018	3,999,192
	TOTAL CERTIFICATE OF DEPOSITS
	(Cost $4,000,000)	3,999,192

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
$3,575,064	Freddie Mac Structured Agency Credit Risk Debt Notes 3.714% (LIBOR 1 Month+165 basis points), 4/25/2024[1,2]	$3,623,646
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,534,830)	3,623,646
	CORPORATE BONDS — 34.2%
	COMMUNICATIONS — 1.8%
5,000,000	Verizon Communications, Inc. 2.879% (LIBOR 3 Month+55 basis points), 5/22/2020[2]	5,035,185
	CONSUMER, CYCLICAL — 5.4%
1,000,000	Alimentation Couche-Tard, Inc. 2.833% (LIBOR 3 Month+50 basis points), 12/13/2019[1,2,3,4]	1,001,104
	American Honda Finance Corp.
1,910,000	2.599% (LIBOR 3 Month+26 basis points), 6/16/2020[2]	1,915,283
3,000,000	2.565% (LIBOR 3 Month+21 basis points), 2/12/2021[2]	2,997,210
4,000,000	Daimler Finance North America LLC 2.779% (LIBOR 3 Month+45 basis points), 2/22/2021[2,3]	4,007,104
5,000,000	Home Depot, Inc. 2.468% (LIBOR 3 Month+15 basis points), 6/5/2020[2]	5,015,270
		14,935,971
	CONSUMER, NON-CYCLICAL — 7.1%
5,000,000	BAT Capital Corp. 2.945% (LIBOR 3 Month+59 basis points), 8/14/2020[2,3]	5,021,180
5,000,000	Bayer U.S. Finance II LLC 2.965% (LIBOR 3 Month+63 basis points), 6/25/2021[1,2,3]	5,037,320
5,000,000	Kraft Heinz Foods Co. 2.789% (LIBOR 3 Month+42 basis points), 8/9/2019[2]	5,003,010
1,820,000	Tyson Foods, Inc. 2.781% (LIBOR 3 Month+45 basis points), 8/21/2020[2]	1,825,655
2,650,000	UnitedHealth Group, Inc. 2.409% (LIBOR 3 Month+7 basis points), 10/15/2020[2]	2,646,290
		19,533,455
	FINANCIAL — 18.5%
4,975,000	Bank of America Corp. 3.379% (LIBOR 3 Month+104 basis points), 1/15/2019[2]	4,997,875
5,000,000	Citibank N.A. 2.599% (LIBOR 3 Month+23 basis points), 11/9/2018[2]	5,002,630
4,170,000	Compass Bank 3.057% (LIBOR 3 Month+73 basis points), 6/11/2021[1,2]	4,172,339
	Fifth Third Bank
1,670,000	2.927% (LIBOR 3 Month+59 basis points), 9/27/2019[1,2]	1,674,786
1,050,000	2.775% (LIBOR 3 Month+44 basis points), 7/26/2021[1,2]	1,051,505

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$5,000,000	Goldman Sachs Group, Inc. 3.507% (LIBOR 3 Month+116 basis points), 4/23/2020[1,2]	$5,067,005
5,000,000	JPMorgan Chase & Co. 3.302% (LIBOR 3 Month+95.5 basis points), 1/23/2020[2]	5,056,085
4,000,000	Metropolitan Life Global Funding I 2.546% (LIBOR 3 Month+22 basis points), 9/19/2019[2,3]	4,007,448
4,000,000	Morgan Stanley 3.155% (LIBOR 3 Month+80 basis points), 2/14/2020[1,2]	4,011,716
6,085,000	New York Life Global Funding 2.732% (LIBOR 3 Month+39 basis points), 10/24/2019[2,3]	6,111,841
2,000,000	PNC Bank N.A. 2.691% (LIBOR 3 Month+36 basis points), 5/19/20202	2,007,796
5,000,000	Toronto-Dominion Bank 2.756% (LIBOR 3 Month+43 basis points), 6/11/2021[2,4]	5,011,265
3,000,000	Wells Fargo Bank N.A. 2.649% (LIBOR 3 Month+31 basis points), 1/15/2021[2]	2,999,388
		51,171,679
	INDUSTRIAL — 0.5%
1,360,000	Stanley Black & Decker, Inc. 1.622%, 11/17/2018	1,355,880
	UTILITIES — 0.9%
2,410,000	Sempra Energy 2.839% (LIBOR 3 Month+50 basis points), 1/15/2021[1,2]	2,411,417
	TOTAL CORPORATE BONDS
	(Cost $94,229,121)	94,443,587
	MUNICIPAL BONDS — 1.5%
4,000,000	State of Mississippi 2.500% (LIBOR 1 Month+40 basis points), 11/1/2020[1,2]	4,012,400
	TOTAL MUNICIPAL BONDS
	(Cost $4,000,000)	4,012,400

Number of Shares
	SHORT-TERM INVESTMENTS — 16.0%
44,048,242	Federated Treasury Obligations Fund – Institutional Class, 1.771%[5]	44,048,242
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $44,048,242)	44,048,242
	TOTAL INVESTMENTS — 97.5%
	(Cost $268,800,448)	268,949,461
	Other Assets in Excess of Liabilities — 2.5%	6,986,605
	TOTAL NET ASSETS — 100.0%	$275,936,066

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

LLC – Limited Liability Company

PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $99,488,251, which represents 36.05% of total net assets of the Fund.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	July 31, 2018	(Depreciation)

(767)	CBOE Volatility Index	August 2018	$(10,793,293)	$(10,795,525)	$(2,232)

TOTAL FUTURES CONTRACTS			$(10,793,293)	$(10,795,525)	$(2,232)

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 80.6%
	United States Treasury Bill
$28,575,000	1.81%, 8/2/2018	$28,573,571
28,494,300	1.89%, 8/30/2018	28,450,789
28,659,100	1.90%, 9/27/2018	28,573,352
	Total U.S. Treasury Bills
	(Cost $85,597,706)	85,597,712
	SHORT-TERM INVESTMENTS — 16.1%
17,152,479	UMB Money Market Fiduciary, 0.25%[1]	17,152,479
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,152,479)	17,152,479
	TOTAL INVESTMENTS — 96.7%
	(Cost $102,750,185)	102,750,191
	Other Assets in Excess of Liabilities — 3.3%	3,520,962
	TOTAL NET ASSETS — 100.0%	$106,271,153

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	July 31, 2018	(Depreciation)

(303)	KOSPI 200 Index	September 2018	$(20,149,129)	$(20,240,400)	$(91,271)

TOTAL FUTURES CONTRACTS			$(20,149,129)	$(20,240,400)	$(91,271)

See accompanying Notes to Schedule of Investments.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	BASIC MATERIALS — 0.5%
11,536	Freeport-McMoRan, Inc.[1]	$190,344
	COMMUNICATIONS — 5.8%
77	Amazon.com, Inc.*1	136,863
1,145	Arista Networks, Inc.*1	292,811
10,476	Match Group, Inc.*1	378,393
13,773	News Corp.[1]	207,559
93,600	Sirius XM Holdings, Inc.[1]	657,072
4,191	VeriSign, Inc.*1	608,659
		2,281,357
	CONSUMER, CYCLICAL — 8.3%
3,471	Burlington Stores, Inc.*1	530,404
9,668	Hilton Grand Vacations, Inc.*1	334,416
3,423	Lear Corp.[1]	616,585
11,623	Live Nation Entertainment, Inc.*1	572,782
187	NVR, Inc.*1	516,013
1,686	Ross Stores, Inc.[1]	147,407
16,117	Yum China Holdings, Inc.[1]	581,501
		3,299,108
	CONSUMER, NON-CYCLICAL — 24.0%
6,810	AbbVie, Inc.[1]	628,086
8,045	Baxter International, Inc.[1]	582,860
663	Bio-Rad Laboratories, Inc. - Class A*1	203,309
16,910	Booz Allen Hamilton Holding Corp.[1]	799,336
10,478	Bruker Corp.[1]	339,487
5,333	Euronet Worldwide, Inc.*1	490,316
192	Humana, Inc.[1]	60,323
1,913	ICU Medical, Inc.*1	548,648
2,361	IDEXX Laboratories, Inc.*1	578,280
5,879	Ingredion, Inc.[1]	595,543
6,679	Morningstar, Inc.[1]	881,628
3,937	S&P Global, Inc.[1]	789,132
5,938	Square, Inc. - Class A*1	383,892
14,419	Sysco Corp.[1]	969,101
9,353	Tyson Foods, Inc. - Class A1	539,200
17,892	U.S. Foods Holding Corp.*1	604,929
3,925	Varian Medical Systems, Inc.*1	453,141
		9,447,211
	ENERGY — 8.1%
9,968	Centennial Resource Development, Inc. - Class A*1	179,025
12,002	ConocoPhillips[1]	866,184

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
3,560	EOG Resources, Inc.[1]	$459,026
7,596	HollyFrontier Corp.[1]	566,510
3,762	Pioneer Natural Resources Co.[1]	712,034
28,465	RPC, Inc.[1]	421,282
		3,204,061
	FINANCIAL — 24.5%
41,710	Apple Hospitality REIT, Inc. - REIT[1]	750,363
34,446	Bank of America Corp.[1]	1,063,693
28,643	Brown & Brown, Inc.[1]	838,094
15,254	CBRE Group, Inc. - Class A*1	759,649
6,396	Comerica, Inc.[1]	620,028
99	First Citizens BancShares, Inc. - Class A1	40,275
1,822	Jones Lang LaSalle, Inc.[1]	311,580
4,590	Mastercard, Inc. - Class A1	908,820
93,666	MFA Financial, Inc. - REIT[1]	754,011
51,716	New Residential Investment Corp. - REIT[1]	925,199
11,117	Progressive Corp.[1]	667,131
17,237	Rayonier, Inc. - REIT1	603,468
12,965	Synovus Financial Corp.[1]	640,730
22,603	Weyerhaeuser Co. - REIT[1]	772,571
		9,655,612
	INDUSTRIAL — 3.0%
6,370	Agilent Technologies, Inc.[1]	420,675
517	Garmin Ltd.[1,2]	32,287
16,562	National Instruments Corp.[1]	725,581
		1,178,543
	TECHNOLOGY — 11.1%
6,473	Akamai Technologies, Inc.*1	487,158
1,238	Apple, Inc.[1]	235,579
1,128	Aspen Technology, Inc.*1	108,051
13,224	Cadence Design Systems, Inc.*1	583,046
10,791	CDK Global, Inc.[1]	673,898
8,181	DXC Technology Co.[1]	693,258
8,981	Fortinet, Inc.*1	564,995
1,997	Manhattan Associates, Inc.*1	96,096
8,213	Maxim Integrated Products, Inc.[1]	502,143
2,522	Synopsys, Inc.*1	225,542
1,769	Texas Instruments, Inc.[1]	196,925
		4,366,691

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 11.4%
20,170	Avangrid, Inc.[1]	$1,009,710
20,276	MDU Resources Group, Inc.[1]	588,004
6,624	NextEra Energy, Inc.[1]	1,109,785
18,684	NRG Energy, Inc.[1]	591,722
8,401	PG&E Corp.[1]	361,915
11,477	UGI Corp.[1]	609,888
9,735	Vistra Energy Corp.*1	220,011
		4,491,035
	TOTAL COMMON STOCKS
	(Cost $36,406,655)	38,113,962

Principal Amount
	SHORT-TERM INVESTMENTS — 22.1%
$8,691,340	UMB Money Market Fiduciary, 0.25%[3]	8,691,340
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,691,340)	8,691,340
	TOTAL INVESTMENTS — 118.8%
	(Cost $45,097,995)	46,805,302
	Liabilities in Excess of Other Assets — (18.8)%	(7,399,506)
	TOTAL NET ASSETS — 100.0%	$39,405,796

Number of Shares
	SECURITIES SOLD SHORT — (27.5)%
	COMMON STOCKS — (27.5)%
	BASIC MATERIALS — (1.4)%
(575)	CF Industries Holdings, Inc.	(25,541)
(43,719)	Platform Specialty Products Corp.*	(540,367)
		(565,908)
	COMMUNICATIONS — (1.1)%
(27,852)	FireEye, Inc.*	(432,542)
	CONSUMER, CYCLICAL — (2.7)%
(69,512)	Ford Motor Co.	(697,901)
(14,254)	Newell Brands, Inc.	(373,312)
		(1,071,213)
	CONSUMER, NON-CYCLICAL — (6.5)%
(3,576)	Allergan PLC[2]	(658,306)
(1,661)	Alnylam Pharmaceuticals, Inc.*	(157,795)
(2,294)	Bluebird Bio, Inc.*	(355,340)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — (27.5)% (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(5,420)	Neurocrine Biosciences, Inc.*	$(544,656)
(21,321)	Nielsen Holdings PLC[2]	(502,323)
(2,284)	Sage Therapeutics, Inc.*	(329,627)
		(2,548,047)
	ENERGY — (5.5)%
(67,023)	Chesapeake Energy Corp.*	(316,349)
(8,631)	Hess Corp.	(566,452)
(16,226)	SM Energy Co.	(446,377)
(103,540)	Weatherford International PLC*2	(351,001)
(25,646)	WPX Energy, Inc.*	(481,375)
		(2,161,554)
	FINANCIAL — (5.2)%
(80,126)	Colony Capital, Inc. - REIT	(493,576)
(656)	CyrusOne, Inc. - REIT	(40,619)
(40,293)	New York Community Bancorp, Inc.	(433,956)
(44,357)	TFS Financial Corp.	(675,114)
(22,669)	Uniti Group, Inc. - REIT*	(400,788)
		(2,044,053)
	INDUSTRIAL — (2.9)%
(17,716)	Gardner Denver Holdings, Inc.*	(506,855)
(42,656)	General Electric Co.	(581,401)
(1,117)	Sealed Air Corp.	(49,226)
		(1,137,482)
	TECHNOLOGY — (2.2)%
(17,236)	Nuance Communications, Inc.*	(254,576)
(5,001)	Workday, Inc. - Class A*	(620,224)
		(874,800)
	TOTAL COMMON STOCKS
	(Proceeds $10,775,198)	(10,835,599)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $10,775,198)	$(10,835,599)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	BASIC MATERIALS — 2.1%
137,552	Covestro A.G.[1]	$13,209,672
4,659	LyondellBasell Industries N.V. - Class A2,3	516,171
186,000	Sumitomo Chemical Co., Ltd.	1,071,124
6,600	West Fraser Timber Co., Ltd.	409,932
		15,206,899
	COMMUNICATIONS — 10.4%
8,208	Alphabet, Inc. - Class A*2	10,073,022
1,994	Booking Holdings, Inc.*2	4,045,268
7,714	Cisco Systems, Inc.[2]	326,225
73,900	CyberAgent, Inc.	3,882,857
61,360	F5 Networks, Inc.*2	10,515,877
1,766	Facebook, Inc. - Class A*2	304,776
23,600	Hakuhodo DY Holdings, Inc.	362,380
16,200	Kakaku.com, Inc.	341,181
2,091,800	Rakuten, Inc.	14,746,250
65,719	RTL Group S.A.	4,898,940
363,200	Start Today Co., Ltd.	14,608,446
38,698	Twenty-First Century Fox, Inc. - Class B2	1,718,965
160,359	Twitter, Inc.*2	5,110,641
44,345	VeriSign, Inc.*2	6,440,224
		77,375,052
	CONSUMER, CYCLICAL — 19.4%
5,349	adidas A.G.	1,182,596
20,983	Bayerische Motoren Werke A.G.	1,737,526
125,736	Best Buy Co., Inc.[2]	9,433,972
15,728	Burberry Group PLC	434,424
2,200	Canadian Tire Corp. Ltd. - Class A	299,619
137,421	Darden Restaurants, Inc.[2]	14,695,802
389,524	Deutsche Lufthansa A.G.	10,928,717
27,412	Dollar General Corp.[2]	2,690,488
5,591	Flight Centre Travel Group Ltd.	282,736
423,093	Gap, Inc.[2]	12,764,716
5,706,700	Genting Singapore Ltd.	5,365,489
112,129	Kohl's Corp.[2]	8,282,969
1,922,000	Li & Fung Ltd.	651,767
103,012	Lululemon Athletica, Inc.*2	12,356,289
84,200	Magna International, Inc.	5,128,763
16,400	McDonald's Holdings Co. Japan Ltd.	784,209
152,589	Michael Kors Holdings Ltd.*2,3	10,182,264
22,635	Next PLC	1,762,176

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
407	NVR, Inc.*2	$1,123,088
72,270	Pandora A/S	5,132,017
1,497	Puma S.E.	751,376
68,494	Ralph Lauren Corp.[2]	9,245,320
6,500	Shimamura Co., Ltd.	608,246
26,800	Sundrug Co., Ltd.	1,073,416
22,175	Swatch Group A.G.	1,824,838
251,218	Tapestry, Inc.[2]	11,837,392
14,039	TUI A.G.	300,323
497,400	Yamada Denki Co., Ltd.	2,467,170
680,500	Yue Yuen Industrial Holdings Ltd.	1,830,998
115,660	Yum! Brands, Inc.[2]	9,170,681
		144,329,387
	CONSUMER, NON-CYCLICAL — 14.5%
450,783	a2 Milk Co., Ltd.*	3,219,668
34,519	AbbVie, Inc.[2]	3,183,687
102,448	Adecco Group A.G.	6,297,903
40,100	Alfresa Holdings Corp.	960,035
987	Align Technology, Inc.*2	352,014
2,652	Amgen, Inc.[2]	521,251
50,649	Bunge Ltd.[2,3]	3,501,365
2,037	Cardinal Health, Inc.[2]	101,748
38,496	Centene Corp.*2	5,017,184
1,553	Chocoladefabriken Lindt & Spruengli A.G.	10,705,978
1,272,974	Coca-Cola Amatil Ltd.	9,067,434
66,174	Coca-Cola European Partners PLC[2,3]	2,729,016
527,700	Empire Co., Ltd.	10,879,325
105,807	Estee Lauder Cos., Inc. - Class A2	14,277,597
57,977	Express Scripts Holding Co.*2	4,606,852
2,142,000	First Pacific Co., Ltd.	995,285
20,800	George Weston Ltd.	1,730,322
10,900	Kobayashi Pharmaceutical Co., Ltd.	909,935
84,627	ManpowerGroup, Inc.[2]	7,892,314
56,600	Medipal Holdings Corp.	1,150,870
140,600	Persol Holdings Co., Ltd.	3,064,826
14,038	Randstad N.V.	888,414
148,445	Robert Half International, Inc.[2]	11,246,193
4,300	Shiseido Co., Ltd.	316,783
22,900	Suzuken Co., Ltd.	1,002,805
28,932	United Therapeutics Corp.*2	3,556,032
		108,174,836

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED — 0.0%[4]
12,000	Swire Pacific Ltd. - A Shares	$130,328

	ENERGY — 9.5%
469,571	Caltex Australia Ltd.	11,359,676
139,962	HollyFrontier Corp.[2]	10,438,366
1,885,700	JXTG Holdings, Inc.	13,824,823
84,483	Phillips 66[2]	10,420,133
120,670	Royal Dutch Shell PLC - B Shares	4,226,602
462,600	Showa Shell Sekiyu KK	7,592,393
111,090	Valero Energy Corp.[2]	13,147,501
		71,009,494
	FINANCIAL — 10.3%
746,847	AGNC Investment Corp. - REIT[2]	14,541,111
6,589,876	Intesa Sanpaolo S.p.A.	20,990,974
236,063	Jefferies Financial Group, Inc.[2]	5,724,528
68,201	Jones Lang LaSalle, Inc.[2]	11,663,053
689,000	Kerry Properties Ltd.	3,495,114
599,300	Power Corp. of Canada	13,631,553
214,100	RioCan Real Estate Investment Trust - REIT	4,084,835
7,970	Unum Group[2]	316,648
45,250	Voya Financial, Inc.[2]	2,286,030
		76,733,846
	INDUSTRIAL — 13.9%
20,368	Agilent Technologies, Inc.[2]	1,345,103
192,200	Brother Industries Ltd.	3,920,710
33,741	C.H. Robinson Worldwide, Inc.[2]	3,111,932
189,025	DSV A/S	15,836,072
206,015	Expeditors International of Washington, Inc.[2]	15,692,163
52,611	Huntington Ingalls Industries, Inc.[2]	12,260,994
57,000	Kamigumi Co., Ltd.	1,194,146
21,744	Kuehne + Nagel International A.G.	3,470,164
32,082	Lockheed Martin Corp.[2]	10,461,940
32,800	Nippon Express Co., Ltd.	2,147,055
1,064	Northrop Grumman Corp.[2]	319,721
66,180	Old Dominion Freight Line, Inc.[2]	9,715,224
60,813	Raytheon Co.[2]	12,042,798
115,923	Spirit AeroSystems Holdings, Inc. - Class A2	10,809,820
2,042,100	Yangzijiang Shipbuilding Holdings Ltd.	1,423,350
		103,751,192
	TECHNOLOGY — 13.7%
40,750	Accenture PLC - Class A2,3	6,492,697

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
13,490	Akamai Technologies, Inc.*2	$1,015,257
143,259	Broadridge Financial Solutions, Inc.[2]	16,185,402
92,127	Citrix Systems, Inc.*2	10,131,206
31,107	Cognizant Technology Solutions Corp. - Class A2	2,535,221
17,600	Constellation Software, Inc.	12,758,343
132,086	DXC Technology Co.[2]	11,192,968
184,028	Fortinet, Inc.*2	11,577,201
960	Intuit, Inc.[2]	196,070
9,573	Lam Research Corp.[2]	1,824,997
238,500	Mixi, Inc.	6,280,758
133,267	NetApp, Inc.[2]	10,330,858
6,000	Oracle Corp. Japan	503,609
6,400	Otsuka Corp.	249,619
61,400	Tokyo Electron Ltd.	10,763,423
		102,037,629
	UTILITIES — 4.2%
79,041	Duke Energy Corp.[2]	6,451,326
142,338	Endesa S.A.	3,291,417
246,985	Entergy Corp.[2]	20,074,941
43,765	Uniper S.E.	1,366,474
		31,184,158
	TOTAL COMMON STOCKS
	(Cost $695,787,398)	729,932,821

Principal Amount
	SHORT-TERM INVESTMENTS — 17.7%
$131,932,527	UMB Money Market Fiduciary, 0.25%[5]	131,932,527
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $131,932,527)	131,932,527
	TOTAL INVESTMENTS — 115.7%
	(Cost $827,719,925)	861,865,348
	Liabilities in Excess of Other Assets — (15.7)%	(117,036,023)
	TOTAL NET ASSETS — 100.0%	$744,829,325

Number of Shares
	SECURITIES SOLD SHORT — (29.1)%
	COMMON STOCKS — (29.1)%
	BASIC MATERIALS — (4.7)%
(528,000)	First Quantum Minerals Ltd.	(8,235,160)
(474,400)	Goldcorp, Inc.	(5,929,544)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(313,800)	Nutrien Ltd.	$(17,042,025)
(137,687)	thyssenkrupp A.G.	(3,664,161)
(105,500)	Turquoise Hill Resources Ltd.*	(292,763)
		(35,163,653)
	COMMUNICATIONS — (5.0)%
(424,218)	CenturyLink, Inc.	(7,962,572)
(9,488)	MercadoLibre, Inc.	(3,253,530)
(8,200)	Shopify, Inc.*	(1,142,289)
(190,100)	SoftBank Group Corp.	(15,877,574)
(249,680)	Zayo Group Holdings, Inc.*	(9,260,631)
		(37,496,596)
	CONSUMER, NON-CYCLICAL — (8.2)%
(91,707)	Alkermes PLC*3	(4,021,352)
(69,152)	Allergan PLC[3]	(12,730,192)
(82,724)	Alnylam Pharmaceuticals, Inc.*	(7,858,780)
(33,940)	AstraZeneca PLC	(2,612,493)
(126,568)	BioMarin Pharmaceutical, Inc.*	(12,727,678)
(74,779)	Incyte Corp.*	(4,975,795)
(118,902)	Nektar Therapeutics*	(6,254,245)
(136,751)	Seattle Genetics, Inc.*	(9,627,270)
		(60,807,805)
	ENERGY — (4.4)%
(144,104)	Devon Energy Corp.	(6,486,121)
(213,982)	EQT Corp.	(10,630,626)
(215,296)	John Wood Group PLC	(1,836,784)
(21,601)	Lundin Petroleum A.B.	(712,215)
(94,017)	Schlumberger Ltd.[3]	(6,348,028)
(56,819)	Targa Resources Corp.	(2,901,746)
(137,065)	Williams Cos., Inc.	(4,077,684)
		(32,993,204)
	FINANCIAL — (2.1)%
(998,900)	Acom Co., Ltd.	(3,983,669)
(1,160,435)	Bankia S.A.	(4,561,682)
(2,241,638)	Melrose Industries PLC	(6,342,727)
(2,164)	SBA Communications Corp. - REIT*	(342,453)
		(15,230,531)
	INDUSTRIAL — (3.9)%
(3,172)	AP Moller - Maersk A/S - Class B	(4,554,439)
(248,185)	Arconic, Inc.	(5,383,133)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(825,479)	General Electric Co.	$(11,251,279)
(5,649)	LafargeHolcim Ltd.	(288,052)
(397,524)	Tenaris S.A.	(7,282,284)
(10,799)	Weir Group PLC	(276,720)
		(29,035,907)
	TECHNOLOGY — (0.8)%
(44,470)	Autodesk, Inc.*	(5,711,727)
	TOTAL COMMON STOCKS
	(Proceeds $207,539,990)	(216,439,423)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $207,539,990)	$(216,439,423)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,209,672, which represents 1.77% of total net assets of the Fund.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Less than 0.1% of net assets.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 54.7%
	BASIC MATERIALS — 1.5%
1,092	Allegheny Technologies, Inc.*	$30,357
824	CF Industries Holdings, Inc.	36,602
684	Nutrien Ltd.[1]	37,080
404	Praxair, Inc.	67,670
		171,709
	COMMUNICATIONS — 5.1%
75	Alphabet, Inc. - Class A*	92,042
2,980	Altice USA, Inc.	51,047
40	Amazon.com, Inc.*	71,098
58	Baidu, Inc. - ADR*	14,336
346	CDW Corp.	29,095
55	F5 Networks, Inc.*	9,426
3,470	Grupo Televisa SAB - ADR	68,984
1,262	Imperva, Inc.*	58,368
915	iQIYI, Inc. - ADR*	29,298
203	MercadoLibre, Inc.	69,611
871	RingCentral, Inc. - Class A*	64,236
1,146	TechTarget, Inc.*	32,569
109	VeriSign, Inc.*	15,830
		605,940
	CONSUMER, CYCLICAL — 4.1%
333	Cheesecake Factory, Inc.	18,658
63	Chipotle Mexican Grill, Inc.*	27,321
336	Costco Wholesale Corp.	73,487
240	O'Reilly Automotive, Inc.*	73,440
1,744	Roku, Inc.*	79,212
358	TJX Cos., Inc.	34,819
893	United Continental Holdings, Inc.*	71,797
132	Vail Resorts, Inc.	36,547
1,018	Walgreens Boots Alliance, Inc.	68,837
		484,118
	CONSUMER, NON-CYCLICAL — 16.8%
540	Alexion Pharmaceuticals, Inc.*	71,798
49	Align Technology, Inc.*	17,476
400	Allergan PLC[1]	73,636
12,990	Ambev S.A. - ADR	66,769
1,812	AstraZeneca PLC - ADR	70,904
4,184	Career Education Corp.*	76,986
1,000	Celgene Corp.*	90,090
118	CoStar Group, Inc.*	49,070

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
83	Ecolab, Inc.	$11,678
767	Eli Lilly & Co.	75,787
7,062	Endo International PLC*1	87,851
934	Gilead Sciences, Inc.	72,693
58	Global Payments, Inc.	6,529
888	Henry Schein, Inc.*	70,516
472	ICON PLC*1	65,684
651	Immunomedics, Inc.*	15,579
379	Inogen, Inc.*	75,516
212	Insperity, Inc.	20,161
116	Intuitive Surgical, Inc.*	58,950
107	Jazz Pharmaceuticals PLC*1	18,520
1,074	Merck & Co., Inc.	70,744
573	Merit Medical Systems, Inc.*	31,114
769	Molina Healthcare, Inc.*	80,045
200	Moody's Corp.	34,224
203	PayPal Holdings, Inc.*	16,675
1,809	Pfizer, Inc.	72,233
230	Regeneron Pharmaceuticals, Inc.*	84,642
1,333	Rollins, Inc.	73,235
666	Tactile Systems Technology, Inc.*	32,015
571	Teladoc, Inc.*	34,174
1,845	Tenet Healthcare Corp.*	69,427
2,532	Teva Pharmaceutical Industries Ltd. - ADR	60,616
317	Thermo Fisher Scientific, Inc.	74,346
717	Total System Services, Inc.	65,634
159	WellCare Health Plans, Inc.*	42,520
248	WEX, Inc.*	47,075
		1,984,912
	ENERGY — 9.3%
634	Anadarko Petroleum Corp.	46,377
929	Apache Corp.	42,734
2,084	Cheniere Energy Partners LP	79,609
338	ConocoPhillips	24,393
188	Continental Resources, Inc.*	12,008
1,052	Crestwood Equity Partners LP	37,714
1,730	CVR Refining LP	39,444
1,754	Devon Energy Corp.	78,948
619	Diamond Offshore Drilling, Inc.*	11,885
2,766	Ensco PLC - Class A1	20,551
802	Equinor A.S.A. - ADR	21,221

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,031	Hess Corp.	$67,665
1,244	Marathon Oil Corp.	26,273
1,465	National Oilwell Varco, Inc.	71,228
3,666	Noble Corp. plc*1	21,409
1,291	Noble Energy, Inc.	46,592
1,536	Oasis Petroleum, Inc.*	18,770
434	Occidental Petroleum Corp.	36,426
5,944	Petroleo Brasileiro S.A. - ADR	69,723
2,192	Range Resources Corp.	33,823
2,977	Sunrun, Inc.*	42,095
1,097	TOTAL S.A. - ADR	71,579
2,300	TPI Composites, Inc.*	70,886
1,876	Transocean Ltd.*1	24,144
2,175	W&T Offshore, Inc.*	15,095
858	Whiting Petroleum Corp.*	42,600
1,407	WPX Energy, Inc.*	26,409
		1,099,601
	FINANCIAL — 2.0%
5,565	Deutsche Bank A.G.[1]	72,679
41	Mastercard, Inc. - Class A	8,118
379	Popular, Inc.[1]	18,810
1,943	Senior Housing Properties Trust - REIT	34,663
4,083	Spirit Realty Capital, Inc. - REIT	34,175
4,280	UBS Group A.G.[1]	70,277
		238,722
	INDUSTRIAL — 7.2%
758	Amphenol Corp. - Class A	70,881
483	CAE, Inc.[1]	10,071
11,340	Cemex S.A.B. de C.V. - ADR*	84,483
245	Chart Industries, Inc.*	19,132
470	CSX Corp.	33,220
1,138	Garmin Ltd.[1]	71,068
5,293	Golden Ocean Group Ltd.[1]	49,490
358	HEICO Corp.	27,340
461	Honeywell International, Inc.	73,599
623	Kansas City Southern	72,436
1,551	KEMET Corp.*	40,310
154	Novanta, Inc.*1	9,602
1,195	Stericycle, Inc.*	83,483
1,118	Trex Co., Inc.*	86,913

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
504	United Technologies Corp.	$68,413
489	Wabtec Corp.	53,946
		854,387
	TECHNOLOGY — 7.8%
234	Activision Blizzard, Inc.	17,180
1,880	Acxiom Corp.*	76,215
72	Adobe Systems, Inc.*	17,617
4,671	Advanced Micro Devices, Inc.*	85,619
148	Akamai Technologies, Inc.*	11,138
332	ASML Holding N.V.[1]	71,048
608	Check Point Software Technologies Ltd.*1	68,503
429	Coupa Software, Inc.*	26,302
878	Diodes, Inc.*	32,626
248	EPAM Systems, Inc.*	32,292
3,034	First Data Corp.*	70,571
305	Five9, Inc.*	9,730
452	Fortinet, Inc.*	28,435
785	HUYA, Inc. - ADR*	25,277
500	Instructure, Inc.*	19,350
1,283	LivePerson, Inc.*	29,766
510	Microsoft Corp.	54,101
173	Monolithic Power Systems, Inc.	22,954
202	NetApp, Inc.	15,659
125	NVIDIA Corp.	30,608
226	QAD, Inc. - Class A	11,255
118	Qualys, Inc.*	10,278
308	salesforce.com, Inc.*	42,242
103	SAP S.E. - ADR	11,952
5,249	United Microelectronics Corp. - ADR	14,697
223	Veeva Systems, Inc. - Class A*	16,866
970	Xilinx, Inc.	69,908
		922,189
	UTILITIES — 0.9%
1,600	Portland General Electric Co.	72,576
606	Public Service Enterprise Group, Inc.	31,245
		103,821
	TOTAL COMMON STOCKS
	(Cost $6,166,361)	6,465,399
	EXCHANGE-TRADED FUNDS — 30.8%
2,143	Consumer Discretionary Select Sector SPDR Fund	238,452

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
3,803	Energy Select Sector SPDR Fund	$293,287
4,960	First Trust Natural Gas ETF	115,320
1,328	Health Care Select Sector SPDR Fund	118,099
35,791	Invesco DB Energy Fund*2	592,699
2,057	iShares MSCI Ireland ETF	96,823
1,563	iShares MSCI Norway ETF	43,913
5,363	iShares MSCI Saudi Arabia ETF	167,433
3,401	iShares Russell 2000 ETF[2]	564,124
7,982	iShares U.S. Preferred Stock ETF	300,043
5,988	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund[2]	608,201
5,408	Technology Select Sector SPDR Fund	383,535
8,000	United States Oil Fund LP*	114,240
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $(3,555,650))	3,636,169

Principal Amount
	SHORT-TERM INVESTMENTS — 14.7%
$1,739,087	UMB Money Market Fiduciary, 0.25%[3]	1,739,087
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,739,087)	1,739,087
	TOTAL INVESTMENTS — 100.2%
	(Cost $11,461,098)	11,840,655
	Liabilities in Excess of Other Assets — (0.2)%	(26,989)
	TOTAL NET ASSETS — 100.0%	$11,813,666

Number of Shares
	SECURITIES SOLD SHORT — (6.8)%
	COMMON STOCKS — (6.8)%
	COMMUNICATIONS — (0.7)%
(1,478)	Zillow Group, Inc. - Class C*	(82,325)
	CONSUMER, CYCLICAL — (2.7)%
(2,155)	DR Horton, Inc.	(94,173)
(1,030)	Lithia Motors, Inc. - Class A	(91,721)
(1,132)	Papa John's International, Inc.	(47,499)
(2,430)	Toll Brothers, Inc.	(85,682)
		(319,075)
	CONSUMER, NON-CYCLICAL — (0.7)%
(1,223)	Bunge Ltd.[1]	(84,546)

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — (6.8)% (Continued)
	FINANCIAL — (2.1)%
(1,980)	Bank OZK	$(80,982)
(1,682)	BB&T Corp.	(85,462)
(167)	BlackRock, Inc.	(83,961)
		(250,405)
	INDUSTRIAL — (0.6)%
(1,098)	WestRock Co.	(63,662)
	TOTAL COMMON STOCKS
	(Proceeds $792,956)	(800,013)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $792,956)	$(800,013)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	BASIC MATERIALS — 2.0%
23,414	Cleveland-Cliffs, Inc.*	$252,637
2,967	KMG Chemicals, Inc.	213,031
5,370	Schnitzer Steel Industries, Inc. - Class A	176,941
		642,609
	COMMUNICATIONS — 3.8%
15,553	Gannett Co., Inc.	164,395
7,625	Lands' End, Inc.*	184,906
7,846	Perficient, Inc.*	206,507
15,780	QuinStreet, Inc.*	209,243
784	Stamps.com, Inc.*	204,624
17,420	Vonage Holdings Corp.*	223,150
		1,192,825
	CONSUMER, CYCLICAL — 11.9%
12,354	American Axle & Manufacturing Holdings, Inc.*	206,559
8,158	American Eagle Outfitters, Inc.	205,418
2,856	Asbury Automotive Group, Inc.*	200,777
5,589	At Home Group, Inc.*	202,713
3,347	BJ's Restaurants, Inc.	211,698
12,783	Bojangles', Inc.*	168,096
1,000	Cavco Industries, Inc.*	212,450
2,750	Dine Brands Global, Inc.	195,333
3,906	Fox Factory Holding Corp.	194,128
5,378	Malibu Boats, Inc. - Class A*	202,159
8,531	Meritor, Inc.*	175,739
5,808	Red Rock Resorts, Inc. - Class A	205,255
1,384	RH*	188,030
4,423	Rush Enterprises, Inc. - Class A*	199,433
7,523	Ruth's Hospitality Group, Inc.	217,791
1,371	SkyWest, Inc.	82,123
6,390	Tailored Brands, Inc.	128,822
5,568	Triton International Ltd.[1]	195,994
7,580	Wabash National Corp.	150,084
3,944	Wingstop, Inc.	194,636
		3,737,238
	CONSUMER, NON-CYCLICAL — 22.1%
2,487	Amedisys, Inc.*	232,858
4,435	American Public Education, Inc.*	195,584
3,024	ANI Pharmaceuticals, Inc.*	202,457
4,762	Central Garden & Pet Co.*	205,576
704	Chemed Corp.	222,485

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,834	CONMED Corp.	$209,716
13,122	Corcept Therapeutics, Inc.*	172,292
5,530	Editas Medicine, Inc.*	164,462
3,750	Emergent BioSolutions, Inc.*	203,813
1,818	Enanta Pharmaceuticals, Inc.*	177,291
5,610	Ensign Group, Inc.	202,353
9,155	EVERTEC, Inc.[1]	213,311
2,982	Green Dot Corp. - Class A*	236,532
2,198	Haemonetics Corp.*	214,613
11,715	Horizon Pharma PLC*[1]	206,535
1,152	Inogen, Inc.*	229,536
2,932	Integer Holdings Corp.*	209,491
3,994	Inter Parfums, Inc.	240,439
3,511	Korn/Ferry International	231,656
2,328	LHC Group, Inc.*	200,394
1,092	Ligand Pharmaceuticals, Inc.*	238,416
2,354	LivaNova PLC*[1]	259,246
2,198	Masimo Corp.*	218,525
1,179	Medifast, Inc.	202,411
5,241	Medpace Holdings, Inc.*	321,640
5,226	Myriad Genetics, Inc.*	228,637
5,589	Pacira Pharmaceuticals, Inc.*	224,678
2,890	Reata Pharmaceuticals, Inc. - Class A*	202,618
3,050	REGENXBIO, Inc.*	214,415
11,486	Spectrum Pharmaceuticals, Inc.*	244,537
1,769	USANA Health Sciences, Inc.*	233,950
20,462	Vericel Corp.*	213,828
		6,974,295
	ENERGY — 4.5%
19,447	Archrock, Inc.	265,452
5,817	Bonanza Creek Energy, Inc.*	216,392
5,053	CONSOL Energy, Inc.*	210,356
3,743	Delek U.S. Holdings, Inc.	199,577
4,499	DMC Global, Inc.	184,684
5,317	Oil States International, Inc.*	185,563
7,306	WildHorse Resource Development Corp.*	160,221
		1,422,245
	FINANCIAL — 23.0%
6,119	ARMOUR Residential REIT, Inc. - REIT	145,449
10,265	Banc of California, Inc.	205,300

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,108	Bank of NT Butterfield & Son Ltd.[1]	$203,182
3,241	Banner Corp.	204,086
1,596	Brookline Bancorp, Inc.	29,047
13,377	CareTrust REIT, Inc. - REIT	226,205
4,454	Cathay General Bancorp	185,242
17,058	DiamondRock Hospitality Co. - REIT	203,331
2,358	EastGroup Properties, Inc. - REIT	224,765
4,629	Encore Capital Group, Inc.*	167,107
3,678	Enterprise Financial Services Corp.	206,888
2,328	Federal Agricultural Mortgage Corp. - Class C	219,507
6,196	First Industrial Realty Trust, Inc. - REIT	201,680
4,279	First Merchants Corp.	201,969
7,620	First Midwest Bancorp, Inc.	203,225
4,001	Hancock Whitney Corp.	201,050
9,866	Hersha Hospitality Trust - REIT	213,007
4,009	Houlihan Lokey, Inc.	197,082
2,810	Kemper Corp.	224,238
11,239	Kennedy-Wilson Holdings, Inc.	234,895
13,426	Ladder Capital Corp. - REIT	214,682
3,978	Lakeland Financial Corp.	192,893
16,652	MGIC Investment Corp.*	207,817
5,321	National Bank Holdings Corp. - Class A	210,605
2,514	National Health Investors, Inc. - REIT	188,148
11,840	NMI Holdings, Inc. - Class A*	247,456
10,095	Northwest Bancshares, Inc.	181,912
10,802	Old National Bancorp	210,099
5,047	Pebblebrook Hotel Trust - REIT	194,562
3,073	PRA Group, Inc.*	120,462
1,609	PS Business Parks, Inc. - REIT	205,582
10,990	Radian Group, Inc.	210,458
2,794	RLI Corp.	208,879
2,636	Ryman Hospitality Properties, Inc. - REIT	224,086
1,565	Virtus Investment Partners, Inc.	208,536
4,439	WesBanco, Inc.	216,934
1,608	WSFS Financial Corp.	91,174
		7,231,540
	INDUSTRIAL — 18.4%
2,583	Applied Industrial Technologies, Inc.	192,821
4,123	ArcBest Corp.	191,926
9,588	Atkore International Group, Inc.*	226,852
2,955	Atlas Air Worldwide Holdings, Inc.*	198,133

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,826	AZZ, Inc.	$207,369
3,301	Belden, Inc.	213,740
4,690	Boise Cascade Co.	202,842
6,743	Covenant Transportation Group, Inc. - Class A*	195,412
10,562	Electro Scientific Industries, Inc.*	190,433
2,670	EMCOR Group, Inc.	205,456
2,506	EnerSys	205,667
3,260	Forward Air Corp.	208,314
2,429	GATX Corp.	200,004
3,347	Greif, Inc. - Class A	182,244
9,246	Harsco Corp.*	234,386
8,044	KEMET Corp.*	209,064
6,546	Louisiana-Pacific Corp.	176,218
1,223	MSA Safety, Inc.	123,376
2,773	OSI Systems, Inc.*	221,174
2,818	Patrick Industries, Inc.*	172,603
10,501	PGT Innovations, Inc.*	252,024
2,533	Saia, Inc.*	190,862
6,150	Sanmina Corp.*	178,965
6,200	Stoneridge, Inc.*	210,800
2,564	Trinseo S.A.[1]	191,531
11,589	TTM Technologies, Inc.*	201,185
5,717	Universal Forest Products, Inc.	210,614
9,220	Vishay Intertechnology, Inc.	230,500
4,811	Werner Enterprises, Inc.	179,210
		5,803,725
	TECHNOLOGY — 8.9%
3,807	Bottomline Technologies DE, Inc.*	205,197
6,903	Brooks Automation, Inc.	211,094
1,308	CACI International, Inc. - Class A*	229,162
6,352	Diodes, Inc.*	236,040
5,576	Entegris, Inc.	195,996
6,108	Five9, Inc.*	194,845
6,032	ForeScout Technologies, Inc.*	204,847
1,727	HubSpot, Inc.*	214,321
3,994	Progress Software Corp.	146,939
2,411	Qualys, Inc.*	209,998
2,183	Science Applications International Corp.	184,180
4,830	SMART Global Holdings, Inc.*[1]	147,460
2,959	SPS Commerce, Inc.*	253,853

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,050	Tabula Rasa HealthCare, Inc.*	$177,632
		2,811,564
	UTILITIES — 3.4%
2,579	Chesapeake Utilities Corp.	216,249
20	IDACORP, Inc.	1,885
4,454	New Jersey Resources Corp.	205,997
5,192	PNM Resources, Inc.	204,305
4,500	Portland General Electric Co.	204,120
6,991	South Jersey Industries, Inc.	237,205
		1,069,761
	Total Common Stocks
	(Cost $28,810,285)	30,885,802

Principal Amount
	SHORT-TERM INVESTMENTS — 2.6%
$811,732	UMB Money Market Fiduciary, 0.25%[2]	811,732
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $811,732)	811,732
	TOTAL INVESTMENTS — 100.6%
	(Cost $29,622,017)	31,697,534
	Liabilities in Excess of Other Assets — (0.6)%	(176,311)
	TOTAL NET ASSETS — 100.0%	$31,521,223

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At July 31, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$268,800,448	$102,750,185	$34,456,349

Gross unrealized appreciation	$476,407	$249	$3,334,758
Gross unrealized depreciation	(327,394)	(243)	(1,821,404)
Net unrealized appreciation on investments	$149,013	$6	$1,513,354

	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$622,723,219	$10,671,979	$29,630,630

Gross unrealized appreciation	$65,860,133	$517,896	$2,704,910
Gross unrealized depreciation	(43,157,427)	(149,233)	(638,006)
Net unrealized appreciation on investments	$22,702,706	$368,663	$2,066,904

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$118,822,394	$-	$118,822,394
Certificate of Deposits	-	3,999,192	-	3,999,192
Collateralized Mortgage Obligations	-	3,623,646	-	3,623,646
Corporate Bonds[1]	-	94,443,587	-	94,443,587
Municipal Bonds		4,012,400		4,012,400
Short-Term Investments	44,048,242	-	-	44,048,242
Total Assets	$44,048,242	$224,901,219	$-	$268,949,461

Liabilities
Other Financial Instruments[2]
Futures Contracts	$2,232	$-	$-	$2,232
Total Liabilities	$2,232	$-	$-	$2,232

Global Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$17,152,479	$-	$-	$17,152,479
U.S. Treasury Bills	-	85,597,712	-	85,597,712
Total Assets	$17,152,479	$85,597,712	$-	$102,750,191

Liabilities
Other Financial Instruments[2]
Futures Contracts	$91,271	$-	$-	$91,271
Total Liabilities	$91,271	$-	$-	$91,271

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$38,113,962	$-	$-	$38,113,962
Short-Term Investments	8,691,340	-	-	8,691,340
Total Assets	$46,805,302	$-	$-	$46,805,302

Liabilities
Securities Sold Short
Common Stocks[1]	$10,835,599	$-	$-	$10,835,599
Total Liabilities	$10,835,599	$-	$-	$10,835,599

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$926,103	$14,280,796	$-	$15,206,899
Communications	38,534,998	38,840,054	-	77,375,052
Consumer, Cyclical	112,576,852	31,752,535	-	144,329,387
Consumer, Non-cyclical	69,594,900	38,579,936	-	108,174,836
Diversified	-	130,328	-	130,328
Energy	34,006,000	37,003,494	-	71,009,494
Financial	52,247,758	24,486,088	-	76,733,846
Industrial	75,759,695	27,991,497	-	103,751,192
Technology	84,240,220	17,797,409	-	102,037,629
Utilities	26,526,267	4,657,891	-	31,184,158
Short-Term Investments	131,932,527	-	-	131,932,527
Total Assets	$626,345,320	$235,520,028	$-	$861,865,348

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$31,499,492	$3,664,161	$-	$35,163,653
Communications	21,619,022	15,877,574	-	37,496,596
Consumer, Non-Cyclical	58,195,312	2,612,493	-	60,807,805
Energy	30,444,205	2,548,999	-	32,993,204
Financial	342,453	14,888,078	-	15,230,531
Industrial	16,634,412	12,401,495	-	29,035,907
Technology	5,711,727	-	-	5,711,727
Total Liabilities	$164,446,623	$51,992,800	$-	$216,439,423

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$6,465,399	$-	$-	$6,465,399
Exchange-Traded Funds	3,636,169	-	-	3,636,169
Short-Term Investments	1,739,087	-	-	1,739,087
Total Assets	$11,840,655	$-	$-	$11,840,655
Liabilities
Securities Sold Short
Common Stocks[1]	$800,013	$-	$-	$800,013
Total Liabilities	$800,013	$-	$-	$800,013

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$30,885,802	$-	$-	$30,885,802
Short-Term Investments	811,732	-	-	811,732
Total Assets	$31,697,534	$-	$-	$31,697,534

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund had no transfers between Levels at period end. The following is a reconciliation of transfers between Levels for the Global Long/Short Equity Fund from October 31, 2017 to July 31, 2018, represented by recognizing the July 31, 2018 market value of securities:

Global Long/Short Equity Fund
Transfers into Level 1	$5,365,489
Transfers out of Level 1	(995,285)
Net transfers into of Level 1	$4,370,204

Transfers into Level 2	$995,285
Transfers out of Level 2	(5,365,489)
Net transfers out of Level 2	$(4,370,204)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/01/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/01/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/01/18